Inventory (Components of Inventory) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Materials	$ 453	$ 408
Fuel	328	382
Inventory Total	$ 781	$ 790